TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses (Benefits) and Amount Computed by Applying Statutory Tax Rate to Income (Loss) before Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Income (loss) before income taxes	$ (207,085)	$ (39,790)	$ 3,920
Income tax at applicable tax rate of 25%	(51,771)	(9,948)	980
Effect of international tax rate differences	(11)	(607)	3,138
Non-deductible expenses	47,147	9,375	8,325
Non-taxable income	(136)	(69)	(127)
Effect of tax holidays or preferential tax rates	10,443	618	4,843
Withholding tax	2,272	35,925	12,693
Research and development super-deduction	(1,808)	(2,530)	(3,455)
Changes in valuation allowance	(15,325)	8,194	7,932
Expiration of loss carry forwards	1,020	1,878	1,709
Expiration of unrecognized tax benefits due to applicable statute of limitations	(19,195)	(7,064)	(12,534)
Income Tax Expenses (Benefit) from Continuing Operations	$ (27,364)	$ 35,772	$ 23,504